Equity - Dividends and Allocation of Net Income (Parenthetical) (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	May 11, 2022	Dec. 31, 2022
Equity [abstract]
Legal reserve as percentage of net income		5.00%
Statutory reserve as percentage of net income		25.00%
Interest on capital paid, net of income tax, per share		R$ 0.35
Proposed dividends payable per share		0.1
Proposed dividends, per share		R$ 0.07
Complementary minimum mandatory dividends as percentage of net income		25.00%
Gross amount of interest on capital	R$ 450,000	R$ 450,004